Cover	Apr. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2022
Entity File Number	000-55825
Entity Registrant Name	WATER NOW, INC.
Entity Central Index Key	0001713909
Entity Tax Identification Number	81-1419236
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	2000 East Lamar Boulevard
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Arlington
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76006
City Area Code	(817)
Local Phone Number	900-9184
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false